Accrued Liabilities (Tables)	9 Months Ended
Sep. 30, 2023
Accrued Liabilities [Abstract]
Schedule of Accrued liabilities	Accrued liabilities consist of the following:
	December 31,
(dollars in thousands)	2022	2021
Accrued taxes (exclusive of income taxes)	$10,691	$7,284
Accrued professional and legal fees	827	581
Accrued legal reserve for pending litigation	3,977	3,621
Accrued employee related expenses	377	418
Accrued postage and shipping	1,980	2,950
Other accruals	6,872	7,368
Total accrued liabilities	$24,724	$22,222